Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Short-term Investments
Summary of short-term investments

The following is a summary of short-term investments (in thousands):

	December 31, 2013
	Cost	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Other short-term investments	901,183	—	901,183

	December 31, 2012
	Cost	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities-fixed rate investments	953,035	—	953,035
Other short-term investments	120,504	—	120,504
	1,073,539		1,073,539